SCHEDULE OF RIGHT OF USE ASSET (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
As of December 31, 2023	$ 972,663
Amortization	82,454	$ 72,520
As of March 31, 2024$	$ 890,209